Related Party Transactions (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 18, 2023	Oct. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023
Related Party Transactions [Line Items]
Related party receivable			$ 363,000
Receivable from related party			0		$ 0
Subscription agreement PMX investor percentage	5.00%				5.00%
Related expenses			6,000		$ 50,000
Fees under consulting agreement					3,500,000
Selling, general, and administrative expenses		$ 254,000	3,736,450	$ 1,766,022	14,770,678	$ 9,351,552
CEO [Member]
Related Party Transactions [Line Items]
Related party transactions amounts						140,000
CBO [Member]
Related Party Transactions [Line Items]
Related party transactions amounts						100,000
Related Party [Member]
Related Party Transactions [Line Items]
Related party receivable			159,000				$ 522,000
Receivable from related party
Fees under consulting agreement						63,000
Selling, general, and administrative expenses					266,000
Repayment of related party					159,000
Miscellaneous payments						$ 36,000
Non convertible debenture [Member]
Related Party Transactions [Line Items]
Principal amount			$ 5,000,000		$ 5,000,000